SHARE-BASED COMPENSATION - Exercised options in 2024 and Summary of exercise ranges (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Closing foreign exchange rate	1.0350
Number of share options outstanding in share-based payment arrangement (in shares) | shares	24,238,937
EUR/USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.0350	1.1002	1.0667
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised / LTIP shares issued (in shares) | shares	5,901,167	11,756,114	6,333,687
Weighted average exercise price, exercised (in usd per share) | $ / shares	$ 0.784	$ 0.857	$ 0.599
Award vesting period	1 year
Number of share options outstanding in share-based payment arrangement (in shares) | shares	24,238,937	34,482,312	47,596,801	52,789,478
Exercise value | $	$ 22,600,000	$ 29,828,000	$ 42,742,000
0.57 – 0.85 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	10,460,750	6,739,000	26,796,675
Exercise value | $	$ 8,555,000	$ 4,967,000	$ 21,847,000
0.57 – 0.85 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.57
0.57 – 0.85 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.85
0.85 – 1.63 | Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	13,778,187	27,743,312	20,800,126
Exercise value | $	$ 14,045,000	$ 24,862,000	$ 20,895,000
0.85 – 1.63 | Option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.85
0.85 – 1.63 | Option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 1.63